Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table provides information showing the relationship during 2023, 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule) to (a) each person serving as CEO and (b) our other NEOs on an average basis, and (2) the Company’s financial performance
.

							Value of Initial Fixed $100
Year	Summary Compensation Table Total for PEO Serving at End of Year	Compensation Actually Paid to PEO Serving at End of Year(1)	Summary Compensation Table Total for Other PEO Serving During Year	Compensation Actually Paid to Other PEO Serving During Year(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)	Company TSR	Compen- sation Peer Group TSR (2)	Net Income (in millions)	EPS/ Adjusted EPS(3)
2023	$7,720,825 (4)	$6,663,470 (4)	N/A	N/A	$3,208,811 (5)	$2,296,630 (5)	$88.32	$94.14 (6)	$944	$4.89
2022	$6,720,753 (4)	$6,550,865 (4)	$1,522,833 (7)	$544,611 (7)	$2,826,346 (5)	$2,788,422 (5)	$130.03	$106.97 (6)	$820	$4.50
2021	$7,398,128 (7)	$8,409,238 (7)	N/A	N/A	$1,839,683 (5)	$2,025,485 (5)	$158.36	$105.88	$1,263	$4.27
2020	$5,675,833 (8)	$7,196,530 (8)	$4,072,322 (8)	$10,040,238 (8)	$1,715,619 (5)	$1,986,287 (5)	$126.88	$91.15	$709	$3.91

(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate executive compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance.

	2023		2022			2021		2020
Adjustments to Total Compensation, from Summary Compensation Table	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683	$5,675,833	$4,072,322	$1,715,619

Deduct grant date fair value (GDFV) of equity awards granted during the year	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)	$(2,543,912)	$(3,499,895)	$(530,355)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983	$3,504,752	$4,633,888	$632,680

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927	$1,334,571	$4,402,666	$411,387

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821	$156,075	$431,257	$32,566

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$—	$(1,041,948)	$—	$—	$—	$—	$—	$(92,035)

Deduct change in actuarial present value for all defined benefit and acturial pension plans	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)	$(1,191,466)	$—	$(203,161)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379	$260,677	$—	$19,586

Compensation Actually Paid (as defined by SEC rule)	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485	$7,196,530	$10,040,238	$1,986,287

(2)
The identity of the companies, and the analysis utilized by the ED&CC to review and approve changes, in the peer group for 2023, 2022, 2021 and 2020 are incorporated by reference from the descriptions contained in “—Compensation Discussion and Analysis—Compensation Determinations and Pay Competitiveness” in this proxy statement and in the corresponding sections of our 2022 and 2021 proxy statements. The peer groups for 2021 and 2020 were comprised of the same companies as for 2022, except that MDU Resources Group, Inc. had been included for 2021 and 2020 and was replaced by Essential Utilities, Inc. in 2022.

(3)
This metric is the Company-Selected Measure, which in our assessment represents the most important financial performance measure we use to link compensation “actually paid” (as defined by SEC rule) in 2023 to our NEOs. Adjusted EPS for 2023, 2022 and 2021 is a non-GAAP measure. See Part A of Appendix A for a reconciliation.

(4)	Ms. Hardwick has been serving as our CEO effective as of February 2, 2022.
(5)
The persons included as NEOs in this calculation for each year are: (i) for 2023 and 2022, Mses. Kennedy and Norton, and Messrs. Gallegos and Griffith; (ii) for 2021, Mses. Kennedy, Hardwick and Norton, and Adam Noble and Michael A. Sgro; and (iii) for 2020, Ms. Hardwick, and Brian Chin, Bruce A. Hauk, Mr. Sgro and Loyd A. Warnock.

(6)
The cumulative TSR reported above for the Company’s peer group for (i) 2023 ($94.14) would have been $92.18 if the companies in the 2022 peer group had been used instead and (ii) 2022 ($106.97) would have been $106.63 if the companies in the 2021 peer group had been used instead. There were no peer group changes that impacted compensation for 2021 or 2020.

(7)	During 2021, Walter J. Lynch was CEO and served as our principal executive officer until his retirement on February 2, 2022.
(8)	Mr. Lynch was CEO as of December 31, 2020, after succeeding Susan N. Story as our principal executive officer upon her retirement effective April 1, 2020.

Company Selected Measure Name	EPS/ Adjusted EPS
Named Executive Officers, Footnote
(5)
The persons included as NEOs in this calculation for each year are: (i) for 2023 and 2022, Mses. Kennedy and Norton, and Messrs. Gallegos and Griffith; (ii) for 2021, Mses. Kennedy, Hardwick and Norton, and Adam Noble and Michael A. Sgro; and (iii) for 2020, Ms. Hardwick, and Brian Chin, Bruce A. Hauk, Mr. Sgro and Loyd A. Warnock.

Peer Group Issuers, Footnote
(6)
The cumulative TSR reported above for the Company’s peer group for (i) 2023 ($94.14) would have been $92.18 if the companies in the 2022 peer group had been used instead and (ii) 2022 ($106.97) would have been $106.63 if the companies in the 2021 peer group had been used instead. There were no peer group changes that impacted compensation for 2021 or 2020.

Adjustment To PEO Compensation, Footnote
(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate executive compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance.

	2023		2022			2021		2020
Adjustments to Total Compensation, from Summary Compensation Table	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683	$5,675,833	$4,072,322	$1,715,619

Deduct grant date fair value (GDFV) of equity awards granted during the year	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)	$(2,543,912)	$(3,499,895)	$(530,355)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983	$3,504,752	$4,633,888	$632,680

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927	$1,334,571	$4,402,666	$411,387

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821	$156,075	$431,257	$32,566

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$—	$(1,041,948)	$—	$—	$—	$—	$—	$(92,035)

Deduct change in actuarial present value for all defined benefit and acturial pension plans	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)	$(1,191,466)	$—	$(203,161)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379	$260,677	$—	$19,586

Compensation Actually Paid (as defined by SEC rule)	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485	$7,196,530	$10,040,238	$1,986,287

Non-PEO NEO Average Total Compensation Amount	$ 3,208,811	$ 2,826,346	$ 1,839,683	$ 1,715,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,296,630	2,788,422	2,025,485	1,986,287
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate executive compensation actually paid. In computing these amounts with respect to PSUs, (i) total fair value (FV) as of year-end
is based on the updated expected payout of the PSU using data through year-end
(including as estimated through Monte Carlo simulations), and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance.

	2023		2022			2021		2020
Adjustments to Total Compensation, from Summary Compensation Table	PEO at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs	PEO Serving at End of Year	All Average NEOs	PEO Serving at End of Year	Other PEO Serving During Year	All Average NEOs

Total Compensation, from Summary Compensation Table	$7,720,825	$3,208,811	$6,720,753	$1,522,833	$2,826,346	$7,398,128	$1,839,683	$5,675,833	$4,072,322	$1,715,619

Deduct grant date fair value (GDFV) of equity awards granted during the year	$(4,654,564)	$(1,191,531)	$(4,067,077)	$(290,791)	$(1,352,217)	$(3,999,969)	$(689,695)	$(2,543,912)	$(3,499,895)	$(530,355)

Add year-end FV of equity awards granted during year that are outstanding and unvested as of year-end	$4,312,502	$1,103,938	$3,974,063	$—	$1,315,031	$4,011,528	$706,983	$3,504,752	$4,633,888	$632,680

Add change in FV as of year-end of equity awards granted in prior years that are outstanding and unvested as of year-end	$(705,528)	$(238,561)	$78,663	$318,793	$8,930	$1,430,514	$321,927	$1,334,571	$4,402,666	$411,387

Add change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested during the year	$(9,765)	$870	$(155,537)	$(461,447)	$(57,025)	$116,792	$23,821	$156,075	$431,257	$32,566

Deduct FV at the end of the prior fiscal year for equity awards granted in prior years that were forfeited during the year	$—	$—	$—	$(1,041,948)	$—	$—	$—	$—	$—	$(92,035)

Deduct change in actuarial present value for all defined benefit and acturial pension plans	$—	$(624,104)	$—	$—	$—	$(1,017,097)	$(226,613)	$(1,191,466)	$—	$(203,161)

Add ASC 715 pension service cost attributable to services rendered in the year	$—	$37,207	$—	$497,171	$47,357	$469,342	$49,379	$260,677	$—	$19,586

Compensation Actually Paid (as defined by SEC rule)	$6,663,470	$2,296,630	$6,550,865	$544,611	$2,788,422	$8,409,238	$2,025,485	$7,196,530	$10,040,238	$1,986,287

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a tabular list of the most important financial and non-financial
measures we use to link compensation “actually paid” (as defined by SEC rule and set forth above) to our NEOs during 2023 to our performance. The Company-Selected Measure is denoted with an asterisk.

Tabular List of Performance Measures
Financial	Non-Financial
EPS*	ORIR
EPS CAGR	DART
Relative TSR	Drinking Water Program Compliance Customer Satisfaction

Total Shareholder Return Amount	$ 88.32	130.03	158.36	126.88
Peer Group Total Shareholder Return Amount	94.14	106.97	105.88	91.15
Net Income (Loss)	$ 944,000,000	$ 820,000,000	$ 1,263,000,000	$ 709,000,000
Company Selected Measure Amount	4.89	4.5	4.27	3.91
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Non-GAAP Measure Description	This metric is the Company-Selected Measure, which in our assessment represents the most important financial performance measure we use to link compensation “actually paid” (as defined by SEC rule) in 2023 to our NEOs. Adjusted EPS for 2023, 2022 and 2021 is a non-GAAP measure. See Part A of Appendix A for a reconciliation.
Measure:: 2
Pay vs Performance Disclosure
Name	EPS CAGR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ORIR
Measure:: 5
Pay vs Performance Disclosure
Name	DART
Measure:: 6
Pay vs Performance Disclosure
Name	Drinking Water Program Compliance
Measure:: 7
Pay vs Performance Disclosure
Name	Customer Satisfaction
Ms. Hardwick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,720,825	$ 6,720,753
PEO Actually Paid Compensation Amount	$ 6,663,470	$ 6,550,865
PEO Name	Ms. Hardwick	Ms. Hardwick
Walter J. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,522,833	$ 7,398,128	$ 5,675,833
PEO Actually Paid Compensation Amount		$ 544,611	$ 8,409,238	$ 7,196,530
PEO Name		Mr. Lynch	Mr. Lynch	Mr. Lynch
Susan N. Story [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,072,322
PEO Actually Paid Compensation Amount				$ 10,040,238
PEO Name				Susan N. Story
PEO | Ms. Hardwick [Member] | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,654,564)	$ (4,067,077)
PEO | Ms. Hardwick [Member] | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,312,502	3,974,063
PEO | Ms. Hardwick [Member] | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(705,528)	78,663
PEO | Ms. Hardwick [Member] | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,765)	(155,537)
PEO | Ms. Hardwick [Member] | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Hardwick [Member] | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Ms. Hardwick [Member] | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Walter J. Lynch [Member] | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(290,791)	$ (3,999,969)	$ (2,543,912)
PEO | Walter J. Lynch [Member] | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	4,011,528	3,504,752
PEO | Walter J. Lynch [Member] | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		318,793	1,430,514	1,334,571
PEO | Walter J. Lynch [Member] | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(461,447)	116,792	156,075
PEO | Walter J. Lynch [Member] | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,041,948)	0	0
PEO | Walter J. Lynch [Member] | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,017,097)	(1,191,466)
PEO | Walter J. Lynch [Member] | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		497,171	469,342	260,677
PEO | Susan N. Story [Member] | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,499,895)
PEO | Susan N. Story [Member] | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,633,888
PEO | Susan N. Story [Member] | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,402,666
PEO | Susan N. Story [Member] | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				431,257
PEO | Susan N. Story [Member] | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Susan N. Story [Member] | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Susan N. Story [Member] | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Grant Date Fair Value (Gdfv) Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,191,531)	(1,352,217)	(689,695)	(530,355)
Non-PEO NEO | Year End Fv Of Equity Awards Granted During Year That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,103,938	1,315,031	706,983	632,680
Non-PEO NEO | Change In Fv As Of Year End Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,561)	8,930	321,927	411,387
Non-PEO NEO | Change In Fv From End Of The Prior Fiscal Year To The Vesting Date For Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	870	(57,025)	23,821	32,566
Non-PEO NEO | Fv At The End Of The Prior Fiscal Year For Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(92,035)
Non-PEO NEO | Change In Actuarial Present Value For All Defined Benefit And Acturial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,104)	0	(226,613)	(203,161)
Non-PEO NEO | Asc 715 Pension Service Cost Attributable To Services Rendered In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,207	$ 47,357	$ 49,379	$ 19,586